Profit Before Income Tax - Summary of Employees' Compensation and Remuneration to Directors (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis of income and expense [Line Items]
Employees' compensation	$ 2,291,140	$ 77,299	$ 2,147,323	$ 2,033,500
Remuneration to directors	$ 208,285	$ 7,027	195,211	184,500
Resolved by the board of directors [member]
Analysis of income and expense [Line Items]
Employees' compensation			2,151,900	2,033,800
Remuneration to directors			$ 148,000	$ 140,000